Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 10/16/2025 7:59:38 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
221802625		3158618965			Investor: Qualifying Total Debt Ratio	[Redacted]	[Redacted]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
223007410		3158619208			Contract Sales Price	[Redacted]	[Redacted]	Verified	Field Value reflects sales price as it appears on the sales/purchase contract and/or addendum
223007442		3158619213			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223152981		3158618973			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223806713		3158619219			Property Type	[Redacted]	[Redacted]	Verified	Field Value captured from Appraisal or Valuation model in file
223806713		3158619219			Original CLTV	[Redacted]	[Redacted]	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lesser of the appraised value or purchase price. (Purchases)
223806832		3158619272			Property Type	[Redacted]	[Redacted]	Verified	Field Value captured from Appraisal or Valuation model in file
223976983		3158618996			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document